SIGNIFICANT ACCOUNTING POLICIES - Schedule of weighted-average assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES - Schedule of weighted-average assumptions (Details) [Line Items]
Dividend yield	3.80%	1.13%	1.13%
Expected volatility			46.24%
Risk-free interest			4.57%
Expected life			3 years 7 months 6 days
Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of weighted-average assumptions (Details) [Line Items]
Expected volatility	41.55%	40.19%
Risk-free interest	4.03%	3.98%
Expected life	3 years 6 months 29 days	3 years 7 months 2 days
Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of weighted-average assumptions (Details) [Line Items]
Expected volatility	42.02%	48.11%
Risk-free interest	4.30%	4.23%
Expected life	3 years 7 months 2 days	4 years 10 months 9 days